Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000210577 | NVIDIA9174094
Holdings [Line Items]
Percent of Total Investments	13.60%
C000210577 | Microsoft9174081
Holdings [Line Items]
Percent of Total Investments	9.30%
C000210577 | Apple9174012
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210577 | Amazon.com9174006
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210577 | Meta Platforms9174078
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210577 | Alphabet9174004
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210577 | Broadcom9174035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210577 | Alphabet9174001
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210577 | Eli Lilly9174059
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210577 | Visa9174134
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000210577 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000210577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000210578 | NVIDIA9174094
Holdings [Line Items]
Percent of Total Investments	13.60%
C000210578 | Microsoft9174081
Holdings [Line Items]
Percent of Total Investments	9.30%
C000210578 | Apple9174012
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210578 | Amazon.com9174006
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210578 | Meta Platforms9174078
Holdings [Line Items]
Percent of Total Investments	5.10%
C000210578 | Alphabet9174004
Holdings [Line Items]
Percent of Total Investments	4.80%
C000210578 | Broadcom9174035
Holdings [Line Items]
Percent of Total Investments	4.60%
C000210578 | Alphabet9174001
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210578 | Eli Lilly9174059
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210578 | Visa9174134
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210578 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210578 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210578 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210578 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000210578 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000210578 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210578 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000210578 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000210578 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000210586 | U.S. Treasury Bonds9174204
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210586 | U.S. Treasury Notes9174481
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210586 | U.S. Treasury Bonds9174201
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Notes9174484
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210586 | U.S. Treasury Bonds9174492
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210586 | GNMA9174928
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210586 | GNMA9174924
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | GNMA9174870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210586 | U.S. Treasury Bonds9174495
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210586 | FHLMC9174524
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210586 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210586 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210586 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210586 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210586 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210586 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210586 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210586 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000210586 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000210587 | U.S. Treasury Bonds9174204
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210587 | U.S. Treasury Notes9174481
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210587 | U.S. Treasury Bonds9174201
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Notes9174484
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210587 | U.S. Treasury Bonds9174492
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210587 | GNMA9174928
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210587 | GNMA9174924
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | GNMA9174870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210587 | U.S. Treasury Bonds9174495
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210587 | FHLMC9174524
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210587 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210587 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210587 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210587 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210587 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210587 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210587 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210587 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210587 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210587 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210587 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210587 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210587 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210587 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000210587 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000210585 | U.S. Treasury Bonds9174204
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210585 | U.S. Treasury Notes9174481
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210585 | U.S. Treasury Bonds9174201
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Notes9174484
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210585 | U.S. Treasury Bonds9174492
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210585 | GNMA9174928
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210585 | GNMA9174924
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | GNMA9174870
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210585 | U.S. Treasury Bonds9174495
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210585 | FHLMC9174524
Holdings [Line Items]
Percent of Total Investments	1.90%
C000210585 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210585 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000210585 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210585 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000210585 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210585 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210585 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000210585 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000210585 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210585 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210585 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210585 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000210585 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210585 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000210585 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000210574 | Sycamore Tree CLO9174718
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210574 | CIFC Funding9174676
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210574 | Wise CLO9174723
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | AMMC CLO XXVI9174645
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210574 | PBF Holding9174333
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Phoenix Aviation Capital9174382
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | AerCap Ireland Capital DAC9174380
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Kyndryl Holdings9174296
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210574 | Boeing9174218
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210574 | Topaz Solar Farms9174365
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210574 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210574 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210574 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210574 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210574 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000210574 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210574 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000210574 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210575 | Sycamore Tree CLO9174718
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210575 | CIFC Funding9174676
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210575 | Wise CLO9174723
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | AMMC CLO XXVI9174645
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210575 | PBF Holding9174333
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Phoenix Aviation Capital9174382
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | AerCap Ireland Capital DAC9174380
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Kyndryl Holdings9174296
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210575 | Boeing9174218
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210575 | Topaz Solar Farms9174365
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210575 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210575 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210575 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210575 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210575 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210575 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210575 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210575 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210575 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000210575 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210575 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000210575 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210576 | Sycamore Tree CLO9174718
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210576 | CIFC Funding9174676
Holdings [Line Items]
Percent of Total Investments	2.00%
C000210576 | Wise CLO9174723
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | AMMC CLO XXVI9174645
Holdings [Line Items]
Percent of Total Investments	1.50%
C000210576 | PBF Holding9174333
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Phoenix Aviation Capital9174382
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | AerCap Ireland Capital DAC9174380
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Kyndryl Holdings9174296
Holdings [Line Items]
Percent of Total Investments	1.40%
C000210576 | Boeing9174218
Holdings [Line Items]
Percent of Total Investments	1.30%
C000210576 | Topaz Solar Farms9174365
Holdings [Line Items]
Percent of Total Investments	1.20%
C000210576 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000210576 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210576 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210576 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000210576 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000210576 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000210576 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000210576 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000210576 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000210576 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000210576 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210576 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210576 | Collateralized Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000210576 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000210576 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000210576 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000210579 | U.S. Treasury Notes9174138
Holdings [Line Items]
Percent of Total Investments	19.50%
C000210579 | U.S. Treasury Notes9174135
Holdings [Line Items]
Percent of Total Investments	15.20%
C000210579 | U.S. Treasury Notes9174141
Holdings [Line Items]
Percent of Total Investments	6.60%
C000210579 | Verizon Master Trust9174115
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210579 | Crowdstrike Holdings9174162
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210579 | WMG Acquisition9174176
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210579 | News9174170
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210579 | Texas State, Transportation Commission State Highway Fund9174047
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210579 | MasTec9174169
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210579 | Societe Generale9174178
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210579 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210579 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210579 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210579 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000210579 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000210579 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210579 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210580 | U.S. Treasury Notes9174138
Holdings [Line Items]
Percent of Total Investments	19.50%
C000210580 | U.S. Treasury Notes9174135
Holdings [Line Items]
Percent of Total Investments	15.20%
C000210580 | U.S. Treasury Notes9174141
Holdings [Line Items]
Percent of Total Investments	6.60%
C000210580 | Verizon Master Trust9174115
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210580 | Crowdstrike Holdings9174162
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210580 | WMG Acquisition9174176
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210580 | News9174170
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210580 | Texas State, Transportation Commission State Highway Fund9174047
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210580 | MasTec9174169
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210580 | Societe Generale9174178
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000210580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000210580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000210580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000210580 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210580 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000210580 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000210580 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210580 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000210580 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000210580 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210580 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.60%